CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Corporate Information	Corporate InformationIAMGOLD Corporation (“IAMGOLD” or the "Company”) is a corporation governed by the Canada Business Corporations Act whose shares are publicly traded on the New York Stock Exchange (NYSE:IAG) and the Toronto Stock Exchange (TSX:IMG). The address of the Company’s registered office is 401 Bay Street, Suite 3200, Toronto, Ontario, Canada, M5H 2Y4.The principal activities of the Company are the exploration, development and operation of gold mining properties.